Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment and Related Accumulated Depreciation

Changes in the carrying amount of property, plant and equipment and accumulated depreciation for the years ended December 31, 2018 and 2017 are analysed as follows:

	Land and industrial buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total

Cost as at January 1, 2017	174,134	131,759	15,519	33,490	18,596	336	373,834
Additions	682	2,327	377	430	2,641	—	6,457
Disposals	(1,595)	(732)	(233)	(251)	(1,973)	(32)	(4,816)
Effect of translation adj.	(3,948)	(1,114)	(251)	(1,083)	186	(32)	(6,242)

Cost as at December 31, 2017	169,273	132,240	15,412	32,586	19,450	272	369,233
Additions	646	2,320	365	881	2,288	660	7,160
Disposals	(27)	(7,905)	(725)	(20,329)	(917)	—	(29,903)
Effect of translation adj.	153	(301)	27	356	(85)	(20)	130

Cost as at December 31, 2018	170,045	126,354	15,079	13,494	20,736	912	346,620

Accumulated depreciation as at January 1, 2017	(80,416)	(111,659)	(14,731)	(33,032)	(12,291)	—	(252,129)
Depreciation	(3,570)	(4,090)	(478)	(1,619)	(1,104)	—	(10,861)
Disposals	348	234	573	1,556	1,362	—	4,073
Effect of traslation adj.	1,750	1,030	384	1,274	436	—	4,874

Accumulated depreciation as at December 31, 2017	(81,888)	(114,485)	(14,252)	(31,821)	(11,597)	—	(254,043)

Depreciation	(4,018)	(3,381)	(204)	(140)	(2,411)	—	(10,154)
Disposals	23	7,588	369	20,060	501	—	28,541
Effect of traslation adj.	(100)	484	4	(357)	91	—	122

Accumulated depreciation as at December 31, 2018	(85,983)	(109,794)	(14,083)	(12,258)	(13,416)	—	(235,534)

Net book value as at January 1, 2017	93,718	20,100	788	458	6,305	336	121,705

Net book value as at December 31, 2017	87,385	17,755	1,160	765	7,853	272	115,190

Net book value as at December 31, 2018	84,062	16,560	996	1,236	7,320	912	111,086

Annual rate of depreciation for 2018 and 2017	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Property, Plant and Equipment by Country

The following table shows property, plant and equipment by country:

	31/12/18	31/12/17
Italy	61,271	64,117
Romania	23,406	24,157
United States of America	17,830	16,440
Brazil	4,552	5,009
China	2,562	4,908
Europe	1,463	555
Other countries	2	4

Total	111,086	115,190